PROPERTY, PLANT, AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 12,970	$ 3,920	$ 5,998	$ 0